Prospectus Supplement

April 30, 2013

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2013 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2013 of:

Mid Cap Growth Portfolio (the "Portfolio") (Class I)

On April 30, 2013, the Portfolio will recommence offering Class I shares. Accordingly, effective April 30, 2013, the Prospectus is revised as follows:

The first paragraph under the section of the Prospectus entitled "Portfolio Summary—Mid Cap Growth Portfolio" is hereby deleted in its entirety.

The first paragraph under the section of the Prospectus entitled "Details of the Portfolio—Mid Cap Growth Portfolio" is hereby deleted in its entirety.

Please retain this supplement for future reference.

Prospectus Supplement

April 30, 2013

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2013 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2013 of:

Mid Cap Growth Portfolio (the "Portfolio") (Class II)

On April 30, 2013, the Portfolio will recommence offering Class II shares. Accordingly, effective April 30, 2013, the Prospectus is revised as follows:

The first paragraph under the section of the Prospectus entitled "Portfolio Summary—Mid Cap Growth Portfolio" is hereby deleted in its entirety.

The first paragraph under the section of the Prospectus entitled "Details of the Portfolio—Mid Cap Growth Portfolio" is hereby deleted in its entirety.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

April 30, 2013

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2013 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2013

Mid Cap Growth Portfolio (the "Portfolio")

On April 30, 2013, the Portfolio will recommence offering Class I and Class II shares. Accordingly, effective April 30, 2013, the information in the table entitled "Share Class and Ticker Symbol" on the cover of the Portfolio's Statement of Additional Information is hereby deleted and replaced with the following:

Share Class and Ticker Symbol
	CLASS I	CLASS II
Core Plus Fixed Income	UFIPX	UCFIX
Emerging Markets Debt	UEMDX	UEDBX
Emerging Markets Equity	UEMEX	UEMBX
Global Franchise	—	UGIIX
Global Real Estate	—	UGETX
Global Tactical Asset Allocation	UIMPX	UGTPX
Growth	UEGIX	UEGTX
Mid Cap Growth	UMGPX	UMGTX
Small Company Growth	—	USIIX
U.S. Real Estate	UUSRX	USRBX

Please retain this supplement for future reference.